Members' Deficit/Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended	3 Months Ended	9 Months Ended
	Oct. 06, 2020	Sep. 15, 2020	Jun. 09, 2020	Nov. 05, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common stock, authorized				1,000				1,000
Common stock, par value				$ 0.01				$ 0.01
Preferred stock,authorized						20,000,000	20,000,000	20,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued and sold				100
Shift4 Payments, LLC.
Class Of Stock [Line Items]
Issuance of common stock for change of control contingent liabilities							915,503
Initial Public Offering
Class Of Stock [Line Items]
Share price per share			$ 23.00
Proceeds from issuance of common stock			$ 362.6
IPO and Private Placement
Class Of Stock [Line Items]
Proceeds from issuance of common stock			$ 462.6
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock,authorized						20,000,000	20,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Class A Common Units
Class Of Stock [Line Items]
Reorganization transactions, shares					(100,000)
Class B Common Units
Class Of Stock [Line Items]
Reorganization transactions, shares					(1,010)
Class A Common Stock
Class Of Stock [Line Items]
Common stock, authorized						300,000,000	300,000,000	300,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights							One vote per share
Common stock, conversion basis							One-to-one
Reorganization transactions, shares					528,150
Issuance of common stock for change of control contingent liabilities					915,503
Common stock issued and sold					17,250,000
Stock exchange						7,856,373
Class A Common Stock | Subsequent Event [Member]
Class Of Stock [Line Items]
Stock exchange	682,031
Class A Common Stock | Shift4 Payments, LLC.
Class Of Stock [Line Items]
Issuance of common stock for change of control contingent liabilities							915,503
Class A Common Stock | Initial Public Offering
Class Of Stock [Line Items]
Issuance of common stock for change of control contingent liabilities							915,503
Common stock issued and sold			17,250,000
Share price per share			$ 23.00
Proceeds from issuance of common stock			$ 362.6
Class A Common Stock | Underwriters Option
Class Of Stock [Line Items]
Common stock issued and sold			2,250,000
Class A Common Stock | Follow On Offering [Member]
Class Of Stock [Line Items]
Common stock issued and sold		2,000,000
Class A Common Stock | Follow On Offering [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Proceeds from issuance of common stock	$ 91.8
Underwriting discounts and commissions and offering expenses	$ 5.2
Class A Common Stock | Follow On Offering [Member] | Searchlight Capital Partners, L.P.
Class Of Stock [Line Items]
Common stock issued and sold		7,856,373
Share price per share		$ 48.50
Class A Common Stock | Follow On Offering [Member] | Former Equity Owner
Class Of Stock [Line Items]
Common stock issued and sold		143,627
Class A Common Stock | Underwriters Option [Member] | Searchlight Capital Partners, L.P. | Subsequent Event [Member]
Class Of Stock [Line Items]
Common stock issued and sold	1,473,070
Class A Common Stock | Underwriters Option [Member] | Former Equity Owner | Subsequent Event [Member]
Class Of Stock [Line Items]
Common stock issued and sold	26,930
Class B Common Stock
Class Of Stock [Line Items]
Common stock, authorized						100,000,000	100,000,000	100,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights							Ten votes per share
Common stock, conversion basis							One-to-one
Reorganization transactions, shares					39,204,989
Stock exchange						(3,637,501)
Class B Common Stock | Searchlight Capital Partners, L.P.
Class Of Stock [Line Items]
Stock exchange		3,637,501
Class B Common Stock | Searchlight Capital Partners, L.P. | Subsequent Event [Member]
Class Of Stock [Line Items]
Stock exchange	682,031
Class C Common Stock
Class Of Stock [Line Items]
Common stock, authorized						100,000,000	100,000,000	100,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights							Ten votes per share
Reorganization transactions, shares					15,513,817
Common stock issued and sold			4,625,346		4,625,346
Stock exchange						(4,218,872)
Class C Common Stock | Searchlight Capital Partners, L.P.
Class Of Stock [Line Items]
Stock exchange		4,218,872
Class C Common Stock | Searchlight Capital Partners, L.P. | Subsequent Event [Member]
Class Of Stock [Line Items]
Stock exchange	791,039
Class C Common Stock | Private Placement
Class Of Stock [Line Items]
Common stock issued and sold			4,625,346
Proceeds from issuance of common stock			$ 100.0
Searchlight Capital Partners, L.P. | Class A Common Units
Class Of Stock [Line Items]
Investment owned shares						28,889,790	28,889,790
Interest owned percentage						52.30%	52.30%
Rook Holdings Inc | Class A Common Units
Class Of Stock [Line Items]
Investment owned shares						25,829,016	25,829,016
Interest owned percentage						46.70%	46.70%
Former Equity Owner | Class B Common Units
Class Of Stock [Line Items]
Investment owned shares						528,150	528,150
Interest owned percentage						1.00%	1.00%
Former Equity Owner | Class A Common Stock
Class Of Stock [Line Items]
Reorganization transactions, shares							528,150
Former Equity Owner | Class C Common Stock
Class Of Stock [Line Items]
Reorganization transactions, shares							15,513,817
Continuing Equity Owners | Class C Common Stock
Class Of Stock [Line Items]
Common stock, conversion basis							One-for-one
Reorganization transactions, shares							39,204,989